Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 33-65632

SCHRODER SERIES TRUST

Supplement dated August 27, 2015 to
the Prospectus dated March 1, 2015, as supplemented, and

the Statement of Additional Information dated August 26, 2015 for Schroder Emerging Markets Multi-Cap Equity Fund (the “Fund”)

The following supplements the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) to reflect the resignation of Daniel Winterbottom, a Portfolio Manager for the Fund.

The Prospectus and SAI are hereby revised to remove all references to Daniel Winterbottom.

PRO-SUP-8-2015